Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2022
Income Taxes [Line Items]
Effective income tax rate	1.20%	(7.10%)		(2.80%)	(2.40%)	18.10%
Provision for income taxes	$ 1,183	$ 9,950	$ 1,194	$ 17,803	$ 22,013	$ (39,115)
Operating loss carryforwards					105,673
Loss from continuing operations before income taxes	98,602	$ (140,661)	150,338	$ (643,260)	(900,396)	(216,322)
(Loss) income before income taxes domestic					908,886	232,584
(Loss) income before income taxes foreign					$ 8,490	$ 16,262
Provision for income taxes at federal statutory rate					21.00%	21.00%
Refund taxes paid							$ 40,077	$ 40,077
Deferred tax assets, valuation allowance					$ 311,756	$ 104,317
Deferred income taxes	1,300		1,300		13,598
Valuation allowance, increase (decrease), amount					207,439	20,740
Gross unrecognized tax benefits					13,162	14,819	$ 16,146
Unrecognized tax benefits					$ 243
Percentage of excise tax									1.00%
Minimum effective tax rate for multinational enterprises					15.00%
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Operating loss carryforwards	344,508		344,508		$ 344,508
Effective income tax rate reconciliation, operating loss carryforwards, amount						1,983
Percentage of excise tax									1.00%
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 71,248		$ 71,248		71,248
Effective income tax rate reconciliation, operating loss carryforwards, amount						1,983
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Deferred tax assets, valuation allowance						$ 41,751
UOL [Member]
Income Taxes [Line Items]
Accrued interest and penalties relating to uncertain tax positions					19
Interest and penalties for uncertain tax positions					1,375
MagicJack [Member]
Income Taxes [Line Items]
Accrued interest and penalties relating to uncertain tax positions					962
Interest and penalties for uncertain tax positions					1,375
Targus [Member]
Income Taxes [Line Items]
Accrued interest and penalties relating to uncertain tax positions					1,116
Interest and penalties for uncertain tax positions					1,375
Capital Loss Carryforward [Member]
Income Taxes [Line Items]
Deferred income taxes					$ 11,013